Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details Narrative
Net operating loss carryforwards expire through the year	2032
Net operating loss carryforward	$ 1,191,183
Net change in valuation allowance	$ 194,753	$ 251,000